Income Tax - Reconciliation of Effective Tax Rate (Parenthetical) (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of income tax [abstract]
Statutory tax rate	25.00%	25.00%	25.00%